ADVANCES TO SUPPLIERS (Narrative) (Details) - USD ($)	Jan. 31, 2018	Jul. 31, 2017	Jul. 31, 2016
Advances to suppliers	$ 933,599	$ 1,168,867	$ 4,594,299
Reserve on advances to suppliers	$ 1,523,450	$ 1,404,565